Revenue	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue

(3)   REVENUE

The Company recognizes revenue from the sale of manufactured products and services when control of promised goods or services are transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

Disaggregation of Revenues

Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company’s matrix organizational structure. Comparative results for the three and nine months ended September 30, 2019 have been adjusted to reflect this modification. Additionally, product and service offering category names were revised as follows: Services & software solutions changed to Service & spares and I.T. edge & infrastructure changed to Integrated rack solutions. There was no change in the description of the Critical infrastructure & solutions offering.

The following table disaggregates our revenue by product and service offering and timing of transfer of control:

	Nine months ended September 30, 2020
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$769.9	$565.2	$343.0	$1,678.1
Services & spares	491.0	263.5	210.4	964.9
Integrated rack solutions	222.4	97.6	101.9	421.9
Total	$1,483.3	$926.3	$655.3	$3,064.9
Timing of revenue recognition:
Products and services transferred at a point in time	$1,022.3	$720.3	$505.1	$2,247.7
Products and services transferred over time	461.0	206.0	150.2	817.2
Total	$1,483.3	$926.3	$655.3	$3,064.9

	Nine months ended September 30, 2019
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:(2)
Critical infrastructure & solutions	$937.1	$527.9	$355.4	$1,820.4
Services & spares	505.5	268.2	211.7	985.4
Integrated rack solutions	232.8	110.0	111.1	453.9
Total	$1,675.4	$906.1	$678.2	$3,259.7
Timing of revenue recognition:
Products and services transferred at a point in time	$1,217.1	$706.5	$548.7	$2,472.3
Products and services transferred over time	458.3	199.6	129.5	787.4
Total	$1,675.4	$906.1	$678.2	$3,259.7
(1)

Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the nine months ended September 30,2019 have been adjusted by $(118.4), $28.1, and $90.3, respectively, to reflect the strategic realignment described above.

The opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue are as follows:

	Balances at September 30, 2020	Balances at December 31, 2019
Deferred revenue – current(3)	$189.8	$160.9
Deferred revenue – noncurrent(4)	38.9	41.3
Other contract liabilities – current(3)	48.3	39.8

(2)	Current deferred revenue and contract liabilities are included within accrued expenses and other liabilities.

(3)	Noncurrent deferred revenue is recorded within other long-term liabilities.

Deferred revenue consists primarily of maintenance, extended warranty and other service contracts. We expect to recognize revenue of $6.6, $16.5 and $15.8 in the last three months of 2021, fiscal year 2022, and thereafter, respectively.